WARRANTS - Significant Inputs to the Warrant Valuation (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Common Stock Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	57.0	55.0
Common Stock Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.0	2.0
Common Stock Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.7	1.7
Common Stock Warrants | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.0	0.0
Series C-1 Preferred Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	60.0	45.0
Series C-1 Preferred Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.0	2.0
Series C-1 Preferred Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.1	1.6
Series C-3 Preferred Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	60.0	45.0
Series C-3 Preferred Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.0	2.0
Series C-3 Preferred Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.1	1.6